Principal Activities and Organization - Schedule of the Assets, Liabilities of the Consolidated VIEs and their Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 142,434	$ 19,883	¥ 417,920	¥ 271,914
Restricted cash	156	22	322
Accounts receivable, net	16,722	2,334	19,386
Amounts due from the Group's entities	2,000	279	2,000
Prepaid expense and other current assets	43,237	6,036	35,791
Total current assets	297,612	41,545	475,419
Non-current assets
Long-term investments	109,518	15,288	114,432
Property, equipment and software, net	11,837	1,652	15,175
Intangible assets, net	4,946	690	7,069
Operating lease right-of-use assets, net	25,727	3,591	25,655
Other non-current assets	9,679	1,351	20,349
Total non-current assets	325,544	45,443	346,517
Total assets	623,156	86,988	821,936
Current liabilities
Accounts payable	10,507	1,465	7,389
Amounts due to related parties	3,047	425	2,452
Short-term borrowings	121,500	16,961	163,000
Deferred revenue, current	98,774	13,788	125,428
Acquisition consideration payable, onshore	14,775	2,063	14,775
Other payable and accrued liabilities	130,085	18,159	72,028
Operating lease liabilities, current	11,542	1,611	8,966
Total current liabilities	390,230	54,472	394,038
Non-current liabilities
Operating lease liabilities, non-current	15,005	2,095	17,458
Long-term borrowings	6,000	838	125,500
Deferred revenue, non-current	51,651	7,210	57,710
Total non-current liabilities	72,656	10,143	200,668
Total liabilities	462,886	$ 64,615	594,706
Variable Interest Entity and Subsidiaries [Member]
Current assets
Cash and cash equivalents	60,534		143,120
Restricted cash	156		322
Accounts receivable, net	16,722		19,386
Amounts due from the Group's entities	166,071		149,180
Amounts due from a related party	2,000		2,000
Prepaid expense and other current assets	34,456		29,450
Total current assets	279,939		343,458
Non-current assets
Long-term investments	109,403		113,884
Property, equipment and software, net	3,718		4,942
Intangible assets, net	4,946		7,069
Operating lease right-of-use assets, net	25,688		25,559
Other non-current assets	6,724		16,092
Total non-current assets	150,479		167,546
Total assets	430,418		511,004
Current liabilities
Accounts payable	9,305		6,188
Amounts due to related parties	3,047		2,452
Short-term borrowings	121,500		163,000
Deferred revenue, current	98,774		125,428
Amounts due to the Group's entities	34,812		0
Acquisition consideration payable, onshore	5,792		5,792
Other payable and accrued liabilities	89,373		17,451
Operating lease liabilities, current	11,500		8,920
Total current liabilities	374,103		329,231
Non-current liabilities
Loan from the Group's entities	30,000		30,000
Operating lease liabilities, non-current	15,005		17,439
Long-term borrowings	6,000		125,500
Deferred revenue, non-current	51,651		57,710
Total non-current liabilities	102,656		230,649
Total liabilities	¥ 476,759		¥ 559,880